Fair value of financial assets and liabilities	6 Months Ended
Jun. 30, 2018
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Fair value of financial assets and liabilities

21 Fair value of financial assets and liabilities

The following table presents the estimated fair values of ING Group’s financial assets and liabilities. Certain items per the statement of financial position are not included in the table, as they do not meet the definition of a financial asset or liability. The aggregation of the fair values presented below does not represent, and should not be construed as representing, the underlying value of ING Group.

Fair value of financial assets and liabilities

			Statement of
	Estimated fair value		financial position value
	30	31	30	31
	June	December	June	December
	2018	2017	2018	2017
Financial assets
Cash and balances with central banks	38,276	21,989	38,276	21,989
Loans and advances to banks	31,754	28,911	31,627	28,811
Financial assets at fair value through profit or loss
– trading assets	63,817	116,748	63,817	116,748
– non-trading derivatives	2,743	2,231	2,743	2,231
– assets mandatorily measured at fair value through profit or loss	82,168	n/a	82,168	n/a
– assets designated as at fair value through profit or loss	2,775	4,242	2,775	4,242
Investments
– available-for-sale	n/a	69,730	n/a	69,730
– held-to-maturity	n/a	9,378	n/a	9,343
Financial assets at fair value through other comprehensive income
– equity securities	3,667	n/a	3,667	n/a
– debt securities	24,968	n/a	24,968	n/a
– loans and advances	2,865	n/a	2,865	n/a
Securities at amortised cost	49,551	n/a	48,966	n/a
Loans and advances to customers	600,493	588,998	584,714	571,909
Other assets[1]	9,620	11,744	9,620	11,744

	912,698	853,971	896,208	836,747
Financial liabilities
Deposits from banks	39,109	36,868	38,776	36,821
Customer deposits	557,255	540,547	556,711	539,828
Financial liabilities at fair value through profit or loss
– trading liabilities	42,711	73,596	42,711	73,596
– non-trading derivatives	3,041	2,331	3,041	2,331
– designated as at fair value through profit or loss	65,122	11,215	65,122	11,215
Other liabilities[2]	12,434	14,488	12,434	14,488
Debt securities in issue	116,883	96,736	116,099	96,086
Subordinated loans	16,345	16,457	16,225	15,968

	852,900	792,238	851,119	790,333

1	Other assets do not include, among others: (deferred) tax assets, net defined benefit asset, inventory, property development and obtained from foreclosures.
2

Other liabilities do not include, among others: (deferred) tax liabilities, net defined benefit and related employee benefit liabilities, reorganisation and other provisions and other taxation and social security contributions.

ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the priority of the inputs to the valuation. The fair value hierarchy gives the highest priority to (unadjusted) quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis. The fair value hierarchy consists of three levels, depending upon whether fair values were determined based on (unadjusted) quoted prices in an active market (Level 1), valuation techniques with observable inputs (Level 2) or valuation techniques that incorporate inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument (Level 3). Financial assets in Level 3 include for example illiquid debt securities, complex derivatives, certain complex loans (for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available), and asset backed securities for which there is no active market and a wide dispersion in quoted prices.

Observable inputs reflect market data obtained from independent sources. Unobservable inputs are inputs which are based on the Group’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the market. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis.

Level 1 – (Unadjusted) quoted prices in active markets

This category includes financial instruments whose fair value is determined directly by reference to (unadjusted) quoted prices in an active market that ING Group can access. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer markets, brokered markets, or principal to principal markets. Those prices represent actual and regularly occurring market transactions with sufficient frequency and volume to provide pricing information on an ongoing basis. Transfers out of Level 1 into Level 2 or Level 3 occur when ING Group establishes that markets are no longer active and therefore (unadjusted) quoted prices no longer provide reliable pricing information.

Level 2 – Valuation technique supported by observable inputs

This category includes financial instruments whose fair value is based on market observables other than (unadjusted) quoted prices. The fair value for financial instruments in this category can be determined by reference to quoted prices for similar instruments in active markets, but for which the prices are modified based on other market observable external data or reference to quoted prices for identical or similar instruments in markets that are not active. These prices can be obtained from a third party pricing service. ING analyses how the prices are derived and determines whether the prices are liquid tradable prices or model based consensus prices taking various data as inputs.

For financial instruments that do not have a reference price available, fair value is determined using a valuation technique (e.g. a model), where inputs in the model are taken from an active market or are observable, such as interest rates and yield curves observable at commonly quoted intervals, implied volatilities, and credit spreads.

If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by the European Banking Authority (EBA). Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.

Valuation techniques used for Level 2 assets and liabilities range from discounting of cash flows to various industry standard valuation models such as option pricing model and Monte Carlo simulation model, where relevant pricing factors including the market price of underlying reference instruments, market parameters (volatilities, correlations, and credit ratings), and customer behaviour are taken into account.

Level 3 – Valuation technique supported by unobservable inputs

This category includes financial instruments whose fair value is determined using a valuation technique (e.g. a model) for which more than an insignificant part of the inputs in terms of the overall valuation are not market observable. This category also includes financial assets and liabilities whose fair value is determined by reference to price quotes but for which the market is considered inactive. An instrument in its entirety is classified as Level 3 if a significant portion of the instrument’s fair value is driven by unobservable inputs. Unobservable in this context means that there is little or no current market data available from which to derive a price that an unrelated, informed buyer would purchase the asset or liability at.

Financial instruments at fair value

The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)

		Level 1		Level 2		Level 3		Total
	30	31	30	31	30	31	30	31
	June	December	June	December	June	December	June	December
	2018	2017	2018	2017	2018	2017	2018	2017
Financial Assets
Financial assets at fair value through profit or loss
– Trading assets	18,202	20,114	45,282	95,530	333	1,104	63,817	116,748
– Non-trading derivatives			2,706	2,146	36	85	2,743	2,231
– Assets mandatorily measured at fair value through profit or loss	70	n/a	80,928	n/a	1,170	n/a	82,168	n/a
– Assets designated as at fair value through profit or loss	142	319	1,713	3,558	920	365	2,775	4,242
Available-for-sale investments	n/a	65,310	n/a	3,940	n/a	480	n/a	69,730
Financial assets at fair value through other comprehensive income	26,864	n/a	1,229	n/a	3,408	n/a	31,500	n/a

	45,278	85,743	131,857	105,174	5,868	2,034	183,004	192,951
Financial liabilities
Financial liabilities at fair value through profit or loss
– Trading liabilities	5,802	5,770	36,656	66,753	253	1,073	42,711	73,596
– Non-trading derivatives			2,970	2,263	71	68	3,041	2,331
– designated as at fair value through profit or loss	1,031	1,285	63,890	9,829	200	101	65,122	11,215

	6,833	7,055	103,516	78,845	525	1,242	110,874	87,142

Main changes in fair value hierarchy in the first six months of 2018

Financial assets carried at fair value decreased compared to 31 December 2017 mainly as a result of the reclassification of EUR 34,988 million available-for-sale debt securities to amortised cost due to the transition to IFRS 9.

In the first six months of 2018, the increase in Level 2 financial assets and liabilities is mainly due to increased (reverse) repurchase balances.

There were no significant transfers between Level 1 and Level 2.

In the first six months of 2018, there were no changes in the valuation techniques.

Changes in Level 3 Financial assets

					Financial assets		Financial assets		Financial	Available-
			Non-trading		mandatorily		designated as at		assets at	for-sale
	Trading assets		derivatives		measured at FVPL		FVPL		FVOCI	invest-
	6 month		6 month		6 month		6 month		6 month	ments	6 month	Total
	period	year	period	year	period	year	period	year	period	year	period	year
	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31	ended 30	ended 31
	June	December	June	December	June	December	June	December	June	December	June	December
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Opening balance	1,104	1,223	85	256	n/a	n/a	365	456	480	521	2,034	2,456
Effect of changes in accounting policy					1,653				3,446		5,099
Realised gain/loss recognised in the statement of profit or loss during the period[1]	38	(232)	33	(45)	(18)		(12)	4	(7)		34	(273)
Revaluation recognised in other comprehensive income during the period									(70)	(5)	(70)	(5)
Purchase of assets	24	610		(9)	841		570	226	11	62	1,446	889
Sale of assets	(54)	(326)	(80)	(92)	(1,152)			(1)	(3)	(43)	(1,289)	(462)
Maturity/settlement	(43)	(141)		(2)	(46)			(1)	(440)	(24)	(530)	(168)
Reclassifications							(2)		(7)	7	(9)	7
Transfers into Level 3	62	9									62	9
Transfers out of Level 3	(798)	(37)		(23)	(109)			(319)	(1)	(13)	(908)	(392)
Exchange rate differences		(2)			2					(24)	2	(26)
Changes in the composition of the group and other changes									(2)	(1)	(1)	(1)

Closing balance	333	1,104	36	85	1,170	n/a	920	365	3,408	480	5,868	2,034

1	Net gains/losses were recorded in income from trading activities in continuing operations herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 40 million of unrealised gains and losses recognised in the statement of profit or loss.

In the first six months of 2018, financial assets transferred out of Level 3 mainly relate to swap positions revised to level 2 based on the ability to demonstrate independent sourcing of observable inputs for swap pricing requirements.

Changes in Level 3 Financial liabilities

	Trading liabilities			Non-trading derivatives	Financial liabilities designated as at FVPL			Total
	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017	6 month period ended 30 June 2018	year ended 31 December 2017
Opening balance	1,073	1,378	68	24	101	123	1,242	1,525
Effect of changes in accounting policy			4				4
Realised gain/loss recognised in the statement of profit or loss during the period[1]	(33)	(105)		44	5	(6)	(29)	(67)
Issue of liabilities	28	485		1	13	14	41	500
Early repayment of liabilities	(30)	(399)		(1)	(9)	(21)	(39)	(421)
Maturity/settlement	(37)	(187)			(1)		(38)	(187)
Transfers into Level 3	39	16			93		132	16
Transfers out of Level 3	(788)	(111)			(1)	(9)	(790)	(120)
Exchange rate differences		(4)						(4)
Changes in the composition of the group and other changes	2		(1)				2

Closing balance	253	1,073	71	68	200	101	525	1,242

1

Net gains/losses were recorded in income from trading activities in continuing operations included herein as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR (29) million of unrealised gains and losses recognised in the statement of profit or loss.

In the first six months of 2018, financial liabilities transferred out of Level 3 mainly relate to swap positions revised to level 2 based on the ability to demonstrate independent sourcing of observable inputs for swap pricing requirements.

Recognition of unrealised gains and losses in Level 3

Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the period that relates to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss Unrealised gains and losses that relate to financial assets at fair value through other comprehensive income are included in the Revaluation reserve – Equity securities FVOCI and the Revaluation reserve—Debt instruments FVOCI.

Level 3 Financial assets and liabilities

Financial assets measured at fair value in the statement of financial position as at 30 June 2018 of EUR 183 billion includes an amount of EUR 5.9 billion (3.2%) which is classified as Level 3 (31 December 2017: EUR 2.0 billion, being 1.1%). Changes in Level 3 from 31 December 2017 to 30 June 2018 are disclosed above in the table ‘Changes in Level 3 Financial assets’.

Financial liabilities measured at fair value in the statement of financial position as at 30 June 2018 of EUR 111 billion includes an amount of EUR 0.5 billion (0.5%) which is classified as Level 3 (31 December 2017: EUR 1.2 billion, being 1.4%). Changes in Level 3 from 31 December 2017 to 30 June 2018 are disclosed above in the table ‘Changes in Level 3 Financial liabilities’.

Of the total amount of financial assets classified as Level 3 as at 30 June 2018 of EUR 5.9 billion (31 December 2017: EUR 2.0 billion), an amount of EUR 3.5 billion (64%) (31 December 2017: EUR 1.0 billion, being 49%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial assets includes approximately EUR 1.0 billion (31 December 2017: EUR 0.4 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.

The remaining EUR 1.4 billion (31 December 2017: EUR 0.6 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporates certain inputs that are unobservable.

Of the total amount of financial liabilities classified as Level 3 as at 30 June 2018 of EUR 0.5 billion (31 December 2017: EUR 1.2 billion), an amount of EUR 0.05 billion (9%) (31 December 2017: EUR 0.8 billion, being 66%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.

Furthermore, Level 3 financial liabilities includes approximately EUR 0.1 billion (31 December 2017: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.

The remaining EUR 0.4 billion (31 December 2017: EUR 0.3 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.

The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section ‘Sensitivity analysis of unobservable inputs (Level 3)’ below.

Valuation techniques and range of unobservable inputs (Level 3)

	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	30 June 2018	31 De- cember 2017	30 June 2018	31 De- cember 2017			30 June 2018	31 De- cember 2017	30 June 2018	31 De- cember 2017
At fair value through profit or loss
Debt securities	898	386			Price based	Price (%)	0%	0%	132%	161%
					Net asset value	Price (%)	0%	0%	0%	0%
					Present value techniques	Credit spread (bps)	426		426
Equity securities	141	4		1	Price based	Price	0	1	5,475	54
Loans and advances	1,110	20	17		Price based	Price (%)	10%	0%	100%	101%
					Present value techniques	Credit spread (bps)	95	n.a	95	n.a
Structured notes			200	101	Price based	Price (%)	77%	52%	106%	116%
					Net asset value	Price (%)	n.a	n.a	n.a	n.a
					Option pricing model	Equity volatility (%)	15%	14%	27%	23%
						Equity/Equity correlation	0.6	0.5	0.8	0.7
						Equity/FX correlation	(0.5)	0.2	0.1	0.4
						Dividend yield (%)	1%	2%	5%	6%
						Interest rate volatility (%)	28	n.a	80	n.a
						IR/IR correlation	0.7		0.9
					Present value techniques	Implied correlation	0.7	0.7	0.7	0.7
Derivatives
– Rates	191	490	159	485	Option pricing model	Interest rate volatility (bps)	23	23	300	300
						Interest rate correlation	0.8	n.a	0.8	n.a
						IR/INF correlation	n.a	n.a	n.a	n.a
					Present value techniques Reset spread (%)		2%	2%	2%	2%
						Prepayment rate (%)	5%	5%	10%	10%
						Inflation rate (%)	n.a	4%	n.a	4%
– FX		477	1	479	Present value techniques Inflation rate (%)		n.a	4%	n.a	4%
– Credit	42	10	60	48	Present value techniques Credit spread (bps)		8	2	3,406	424
						Implied correlation	0.7	0.7	0.7	1.0
						Jump rate (%)	12%	12%	12%	12%
					Price based	Price (%)	95%	n.a	100%	n.a
– Equity	76	161	83	128	Option pricing model	Equity volatility (%)	6%	5%	100%	129%
						Equity/Equity correlation	0.0	0.1	0.9	1.0
						Equity/FX correlation	(0.8)	(0.9)	0.2	0.8
						Dividend yield (%)	0%	0%	14%	21%
– Other	2	5	5		Option pricing model	Commodity volatility (%)	12%	9%	37%	42%
						Com/Com correlation	n.a	0.3	n.a	0.9
						Com/FX correlation	(0.6)	(0.6)	0.3	(0.3)
Available for sale
– Debt	n/a	14			Price based	Price (%)		69%		90%
					Present value techniques	Credit spread (bps)		n.a		n.a
						Weighted average life (yr)		n.a		n.a
– Equity	n/a	467			Discounted cash flow	Annual Accounts		n.a		n.a
					Multiplier method	Observable market factors		n.a		n.a
					Comparable transactions			n.a		n.a
At fair value through other comprehensive income
Debt	252				Price based	Price (%)	93%		100%
Loans and advances	2,865				Present value techniques	Prepayment rate (%)	6%		6%
Equity	291				Present value techniques	Credit spread (bps)	331		331
						Inflation rate (%)	3%		3%
						Other	63		80
					Price based	Price (%)	n.a		n.a
Total	5,868	2,034	525	1,242

Further information on equity securities, credit spreads, volatility, correlation and interest rates is disclosed in the 2017 ING Group Consolidated annual accounts in Note 37 ‘Fair value of assets and liabilities’.

Sensitivity analysis of unobservable inputs (Level 3)

Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice the upper and lower bounds of the range of alternative input values reflect a 90% level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the interim accounts are consistent with the valuation methodology used for fair valued financial instruments.

If ING had used input values from the upper and lower bound of this range of reasonable possible alternative input values when valuing these instruments as 30 June 2018, then the impact would have been higher or lower as indicated below. The purpose of this disclosure is to present the possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation.

As ING has chosen to apply a 90% confidence level for its IFRS valuation of fair valued financial instruments, the downward valuation uncertainty has become immaterial, whereas the potential upward valuation uncertainty, reflecting a potential profit, has increased. For more detail on the valuation of fair valued instruments, refer to the section ‘Risk Management – Market risk’, paragraph ‘Fair values of financial assets and liabilities’ in the ING Group’s 2017 Consolidated financial statements as included in the Form 20-F.

In practice valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio level across different product categories. Where the disclosure looks at individual Level 3 inputs the actual valuation adjustments may also reflect the benefits of portfolio offsets.

Because of the approach taken, the valuation uncertainty in the table below is broken down by related risk class rather than by product.

In reality some valuation inputs are interrelated and it would be unlikely that all unobservable inputs would ever be simultaneously at the limits of their respective ranges of reasonably possible alternatives. Therefore it can be assumed that the estimates in the table below show a greater fair value uncertainty than the realistic position at year end assuming normal circumstances/normal markets.

Also, this disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.

Sensitivity analysis of Level 3 instruments

	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
	30 June 2018	31 December 2017	30 June 2018	31 December 2017
Fair value through profit or loss
Equity (equity derivatives, structured notes)	145	222	4
Interest rates (Rates derivatives, FX derivatives)	53	56
Credit (Debt securities, Loans, structured notes, credit derivatives)	28	27
Available-for-sale
Equity	n/a	9	n/a	14
Debt	n/a	1	n/a
Fair value through other comprehensive income
Equity	5	n/a	10	n/a
Loans and advances		n/a		n/a
Debt		n/a		n/a

	231	315	14	14